Headline earnings - Dilutive shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Ordinary shares (in shares)	419,107,901	418,045,117	418,260,476
Fully vested options (in shares)	1,710,644	1,949,302	1,936,586
Weighted average number of shares (in shares)	420,818,545	419,994,419	420,197,062
Dilutive potential of share options (in shares)	0	68,524	672,804
Dilutive weighted average number of ordinary shares (in shares)	420,818,545	420,062,943	420,869,866